Condensed Consolidated Statements Of Operations (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Consolidated Statements Of Operations [Abstract]
Net sales	$ 83,523,330	$ 73,339,591	$ 67,506,174
Cost of goods sold	51,970,244	47,048,370	43,746,220
Gross profit	31,553,086	26,291,221	23,759,954
Selling, general and administrative expenses	27,300,248	25,168,893	24,267,614
Royalty income, net	(299,174)	(783,230)	(1,233,607)
Amortization of intangible assets	134,201	430,807	587,233
Impairment of goodwill			5,580,250
Income (loss) from operations	4,417,811	1,474,751	(5,441,536)
Other expense, net:
Interest income	8,416	4,659	79,543
Interest expense	(558,661)	(624,829)	(621,750)
Other, net	15,969	1,170	64,726
Other expense, net	(534,276)	(619,000)	(477,481)
Income (loss) before income taxes	3,883,535	855,751	(5,919,017)
Income tax expense	1,257,335	398,252	91,290
Net income (loss)	2,626,200	457,499	(6,010,307)
Net loss attributable to noncontrolling interest	(123,117)	(208,817)	(277,382)
Net income (loss) attributable to Optical Cable Corporation	$ 2,749,317	$ 666,316	$ (5,732,925)
Net income (loss) attributable to Optical Cable Corporation per share: Basic and diluted	$ 0.43	$ 0.11	$ (0.95)
Cash dividends declared per common share	$ 0.06	$ 0.04	$ 0.01